Basis of preparation	12 Months Ended
Dec. 31, 2022
Basis of preparation [Abstract]
Basis of preparation
3.

Basis of preparation
(a)

Statement of compliance
These financial statements have been prepared

in accordance with International Financial Reporting Standards (“IFRS”) as issued by

the International Accounting

Standards Board (“IASB”).

These financial statements

were approved and

authorized
for issuance by the Board of Directors on March 30, 2023.
(b)

Functional and presentation currency
These consolidated financial

statements are presented

in Canadian dollars,

which is the

functional currency of

PyroGenesis,
Drosrite International

LLC and

Pyro Green-Gas

Inc. The

functional currency

of Airscience

Italia SRL

is the

Euro whereas
the functional currency of Airscience Technologies

Private Limited is the Indian

rupee.
(c)

Basis of measurement
These financial statements have been prepared on the historical cost basis except for:
(i)

strategic investments which are accounted for at fair value,
(ii)

share-based payment arrangements, which are measured at

fair value on the grant date pursuant to IFRS
2, Share-based Payment; and
(iii)

lease liabilities, which are initially measured at the present value of minimum lease payments
(d)

Basis of consolidation
For financial reporting purposes, subsidiaries are defined as entities controlled by the Company.

The Company controls an
entity when it

has power over

the investee; it

is exposed to,

or has rights to,

variable returns from

its involvement with

the
entity; and it has the ability to affect those returns through its power over the entity.
In instances

where the

Company does

not hold

a majority

of the

voting rights,

further analysis

is performed

to determine
whether or not

the Company has

control of the

entity. The Company is deemed to

have control when, according

to the terms
of the shareholder’s and/or other agreements, it makes most of the decisions affecting relevant activities.
These consolidated

financial

statements

include the

accounts

of PyroGenesis

and

its subsidiaries,

Drosrite

International
LLC and Pyro Green-Gas Inc. and its subsidiaries. Drosrite International LLC is owned by a member of the Company’s key management personnel and close member of

the Chief Executive Officer (“CEO”)

and controlling shareholder’s family and
is deemed to be controlled by the Company.

Pyro Green-Gas Inc. and its subsidiaries Airscience Italia SRL and Airscience
Technologies Private Limited were acquired

by the

Company on August

11, 2021 (see note

6). All

transactions and balances
between the Company and its subsidiaries have been eliminated upon consolidation.
The

accounting

policies

set

out

below

have

been

applied

consistently

in

the

preparation

of

the

consolidated

financial
statements of all years

presented. Finance costs

and changes in fair

value of strategic

investments are excluded

from the
loss from operations in the consolidated statements of

comprehensive loss.